Related party transactions (Details)	6 Months Ended		12 Months Ended
	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 EUR (€)	Sep. 30, 2020 GBP (£)	Sep. 30, 2019 GBP (£)	Sep. 30, 2020 EUR (€)
Disclosure of transactions between related parties [line items]
Amount receivable | €					€ 16,000
Arqit PTE
Disclosure of transactions between related parties [line items]
Amount paid to related party	€ 2,853	€ 2,438	£ 6,258	£ 7,843
Amount receivable				£ 6,373
Arqit PTE | David Williams
Disclosure of transactions between related parties [line items]
Percentage of ownership interest held	50		50
Amount receivable			£ 16,000
Arqit PTE | David Bestwick
Disclosure of transactions between related parties [line items]
Percentage of ownership interest held	50		50